Property and Equipment	12 Months Ended
Dec. 31, 2021
Fixed Assets [Abstract]
Property and equipment

Note 10 — Property and equipment:

	Vehicles	Docking stations and drones(1)(2)	Computers and peripheral equipment	Machinery, Office furniture and Equipment	Leasehold Improvements	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2020	55	4,488	1,231	842	1,175	7,791
Additions during the year:
Purchases	—	980	10	43	—	1,033
Adjustments arising from translating financial statements of foreign operations	—	13	—	—	—	13
Decreases during the year:
Disposals	(4)	(438)	—	(57)	—	(499)
Balance as of December 31, 2020	51	5,043	1,241	828	1,175	8,338
Additions during the year:
Purchases	—	402	59	49	3	513
Decreases during the year:
Classification to inventory(3)	—	(1,374)	—	—	—	(1,374)
Sales	(36)	(625)	—	(14)	—	(675)
Disposals	—	(52)	(1,094)	(401)	(5)	(1,552)

Balance as of December 31, 2021	15	3,394	206	462	1,173	5,250

Accumulated Depreciation and impairment:
Balance as of January 1, 2020	19	445	935	436	284	2,119
Additions during the year:
Depreciation	10	337	204	99	117	767
Decreases during the year:
Reversal of an impairment loss	—	(206)	—	—	—	(206)
Disposals	(2)	(438)	—	(13)	—	(453)

Balance as of December 31, 2020	27	138	1,139	522	401	2,227
Additions during the year:
Depreciation	3	371	97	77	120	668
Impairment	—	955	—	—	—	955
Decreases during the year:
Classification to inventory(3)	—	(164)	—	—	—	(164)
Sales	(15)	—	—	(11)	—	(26)
Disposals	—	(52)	(1,094)	(401)	(5)	(1,552)

Balance as of December 31, 2021	15	1,248	142	187	516	2,108

Depreciated cost as of December 31, 2020	24	4,905	102	306	774	6,111
Depreciated cost as of December 31, 2021	—	2,146	64	275	657	3,142

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(1)      This group includes docking stations and drones in the construction process, at a net cost after impairments of $1,883 thousand and $2,428 thousand, as of December 31, 2021, and 2020, respectively.

(2)      In the year ended December 31, 2021, the Company recognized impairment losses of $955 thousand, because of technological equipment obsolescence. The impairment was charged to other expenses in the 2021 Statement of Comprehensive Income.

(3)      See Note 2 (m)